Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD TRUSTEES' EQUITY FUND
Prospectus Date	rr_ProspectusDate	Feb. 22, 2018
Document Creation Date	dei_DocumentCreationDate	Feb. 22, 2018